Parent Company Only Financial Information (Narrative) (Detail) - BTMU and MUTB [Member] - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Under Companies Act [Member]
Parent Company Only Financial Information [Line Items]
Unrestricted amount of retained earnings that are in excess of the level required under the statutory reserve requirements	¥ 5,600	¥ 5,340
Under Banking Law and Related Regulations [Member]
Parent Company Only Financial Information [Line Items]
Percentage limitation of loans or credits to the parent company over the banking subsidiary's consolidated total capital	15.00%
Restricted amount of net assets of consolidated subsidiaries as to payment of cash dividends and loans to the parent company	¥ 5,222	¥ 6,023